Label	Element	Value
Neuberger Berman Emerging Markets Equity Fund | Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX)
Prospectus [Line Items]	oef_ProspectusLineItems
Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2029
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	“Management fees” have been restated to reflect current advisory fees, which are lower than prior advisory expenses.
Expense Example [Heading]	oef_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Neuberger Berman Emerging Markets Equity Fund | Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.01%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.36%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.62%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.27%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.35%	[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 705
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	978
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,330
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,318
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	705
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	978
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,330
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,318
Neuberger Berman Emerging Markets Equity Fund | Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.01%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.36%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.37%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.27%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	2.10%	[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 213
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	658
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,188
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,640
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	313
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,188
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,640
Neuberger Berman Emerging Markets Equity Fund | Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.90%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.23%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.24%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.99%	[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	603
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,421
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	315
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	603
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,421

[1]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[2]	“Management fees” have been restated to reflect current advisory fees, which are lower than prior advisory expenses.
[3]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.34%, 2.09% and 0.98% of average net assets, respectively. Each of these undertakings lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.34%, 2.09% and 0.98% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.